Loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 6,686,244	[1]	$ 6,148,298	[1]
Rating One To Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,677,409	[1]	6,145,173	[1]
Rating Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,801	[1]	0	[1]
Rating Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	909	[1]	3,125	[1]
Rating Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Rating Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,125	[1]	0	[1]
Private Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,120,005	[1]	2,375,178	[1]
Private Corporation [Member] | Rating One To Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,112,079	[1]	2,372,053	[1]
Private Corporation [Member] | Rating Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,801	[1]	0	[1]
Private Corporation [Member] | Rating Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	3,125	[1]
Private Corporation [Member] | Rating Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Private Corporation [Member] | Rating Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,125	[1]	0	[1]
State Owned Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	711,955	[1]	938,878	[1]
State Owned Corporation [Member] | Rating One To Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	711,955	[1]	938,878	[1]
State Owned Corporation [Member] | Rating Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
State Owned Corporation [Member] | Rating Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
State Owned Corporation [Member] | Rating Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
State Owned Corporation [Member] | Rating Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Private Banking and Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,890,605	[1]	1,785,798	[1]
Private Banking and Financial Institutions [Member] | Rating One To Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,890,605	[1]	1,785,798	[1]
Private Banking and Financial Institutions [Member] | Rating Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Private Banking and Financial Institutions [Member] | Rating Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Private Banking and Financial Institutions [Member] | Rating Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Private Banking and Financial Institutions [Member] | Rating Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
State Owned Banking and financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	480,331	[1]	474,193	[1]
State Owned Banking and financial Institutions [Member] | Rating One To Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	480,331	[1]	474,193	[1]
State Owned Banking and financial Institutions [Member] | Rating Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
State Owned Banking and financial Institutions [Member] | Rating Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
State Owned Banking and financial Institutions [Member] | Rating Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
State Owned Banking and financial Institutions [Member] | Rating Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Private Middle Market Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	483,348	[1]	574,107	[1]
Private Middle Market Companies [Member] | Rating One To Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	482,439	[1]	574,107	[1]
Private Middle Market Companies [Member] | Rating Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Private Middle Market Companies [Member] | Rating Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	909	[1]	0	[1]
Private Middle Market Companies [Member] | Rating Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Private Middle Market Companies [Member] | Rating Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Sovereign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	144	[1]
Sovereign [Member] | Rating One To Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	144	[1]
Sovereign [Member] | Rating Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Sovereign [Member] | Rating Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Sovereign [Member] | Rating Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	0	[1]
Sovereign [Member] | Rating Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 0	[1]	$ 0	[1]

[1]	Current ratings as of December 31, 2014 and 2013, respectively.